UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2012

1.805752.108

TFC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 95.7%
	Principal Amount	Value
Alabama - 4.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.19% 9/4/12, VRDN (a)	$ 2,500,000	$ 2,500,000
Series 1995 C, 0.21% 9/4/12, VRDN (a)	8,000,000	8,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.19% 9/4/12, VRDN (a)	4,200,000	4,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.19% 9/4/12, VRDN (a)	21,450,000	21,450,000
		36,150,000
Alaska - 0.2%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Arizona - 0.2%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 7.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,510,000	7,510,000
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4209, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,855,000	8,855,000
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,100,000	4,100,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.17% 9/4/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,100,000	4,100,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.2% 9/7/12 (Liquidity Facility Deutsche Bank AG) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12326, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (a)(b)	9,000,000	9,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	$ 4,250,000	$ 4,250,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.18% 9/7/12, LOC Citibank NA, VRDN (a)	2,100,000	2,100,000
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,600,000	5,600,000
		54,515,000
District Of Columbia - 0.9%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.26% 9/7/12, LOC Bank of America NA, VRDN (a)	7,255,000	7,255,000
Florida - 15.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 0.21% 9/4/12, LOC Bank of America NA, VRDN (a)	13,635,000	13,635,000
Series 2008 A, 0.21% 9/4/12, LOC Bank of America NA, VRDN (a)	27,700,000	27,700,000
Florida Board of Ed. Participating VRDN Series MT 787, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (a)(b)	5,115,000	5,115,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.18% 9/7/12, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	29,760,000	29,760,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.15% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.2% 9/7/12, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.17% 9/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	4,300,000	4,300,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.19% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,925,000	5,925,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.): - continued
Series 2009 A3, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,275,000	$ 10,275,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (a)	3,850,000	3,850,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (a)(b)	8,600,000	8,600,000
		121,860,000
Georgia - 3.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.21% 9/4/12, LOC Bank of America NA, VRDN (a)	4,970,000	4,970,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.19% 9/7/12, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,265,000	3,265,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,685,000	5,685,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 B, 0.16% 9/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,100,000	3,100,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.17% 9/7/12, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		27,585,000
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,300,000	1,300,000
Illinois - 2.7%
Chicago Wtr. Rev. Series 2004 A3, 0.19% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,480,000	7,480,000
Illinois Fin. Auth. Rev. (Provena Health Proj.) Series 2010 D, 0.18% 9/7/12, LOC Union Bank of California, VRDN (a)	1,950,000	1,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.18% 9/7/12, LOC PNC Bank NA, VRDN (a)	$ 4,800,000	$ 4,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (a)	6,735,000	6,735,000
		20,965,000
Indiana - 1.9%
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 0.23% 9/4/12, LOC Comerica Bank, VRDN (a)	2,600,000	2,600,000
Series B, 0.23% 9/4/12, LOC BMO Harris Bank NA, VRDN (a)	8,190,000	8,190,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,120,000	4,120,000
		14,910,000
Iowa - 0.7%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,120,000	2,120,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.2% 9/4/12, LOC Northern Trust Co., VRDN (a)	3,100,000	3,100,000
		5,220,000
Kansas - 0.8%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,250,000	4,250,000
		6,250,000
Kentucky - 1.4%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.15% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.19% 9/7/12, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		10,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - 4.9%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.15% 9/7/12, LOC Fannie Mae, VRDN (a)	$ 4,800,000	$ 4,800,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,080,000	7,080,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.18% 9/7/12, VRDN (a)	6,000,000	6,000,000
Series 2009 A, 0.18% 9/7/12, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.22% 9/7/12, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.19% 9/4/12, VRDN (a)	3,000,000	3,000,000
		37,880,000
Maryland - 3.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 D, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	23,000,000	23,000,000
Massachusetts - 1.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2002 C, 0.2% 9/4/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,665,000	2,665,000
		11,165,000
Michigan - 2.9%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.18% 9/7/12, LOC Comerica Bank, VRDN (a)	2,885,000	2,885,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Series 2009 B, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	$ 1,000,000	$ 1,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.15% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,900,000	2,900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.19% 9/4/12, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		22,085,000
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
Missouri - 2.6%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.22% 9/4/12, VRDN (a)	9,650,000	9,650,000
0.22% 9/4/12, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,400,000	2,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (DeSmet Jesuit High School Proj.) Series 2002, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400,000	5,400,000
		20,450,000
Montana - 1.3%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,900,000	9,900,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 1.8%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.2% 9/4/12, LOC Lloyds TSB Bank PLC, VRDN (a)	6,115,000	6,115,000
		13,615,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 7,390,000	$ 7,390,000
New York - 3.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 D, 0.15% 9/7/12, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.21% 9/4/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,445,000	4,445,000
Series 2009 BB2, 0.21% 9/4/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
New York City Transitional Fin. Auth. Rev. Series 2001 B, 0.2% 9/4/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.16% 9/7/12, LOC TD Banknorth, NA, VRDN (a)	7,100,000	7,100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 4253, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	775,000	775,000
		28,320,000
North Carolina - 4.8%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,390,000	4,390,000
North Carolina Gen. Oblig. Series 2002 G, 0.16% 9/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,700,000	5,700,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.15% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,875,000	2,875,000
(WakeMed Proj.) Series 2009 C, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,645,000	21,645,000
Participating VRDN Series BC 10 31W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	400,000	400,000
		36,885,000
Ohio - 3.1%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23% 9/4/12, LOC JPMorgan Chase Bank, VRDN (a)	13,785,000	13,785,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	$ 5,975,000	$ 5,975,000
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2010 C, 0.21% 9/4/12, LOC UBS AG, VRDN (a)	3,300,000	3,300,000
		24,260,000
Oregon - 0.5%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 9/4/12, LOC Bank of Scotland PLC, VRDN (a)	3,700,000	3,700,000
Pennsylvania - 4.1%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	5,900,000	5,900,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	2,250,000	2,250,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	3,410,000	3,410,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.18% 9/4/12, LOC UBS AG, VRDN (a)	2,270,000	2,270,000
Haverford Township School District Series 2009, 0.18% 9/7/12, LOC TD Banknorth, NA, VRDN (a)	6,960,000	6,960,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	725,000	725,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 29, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,495,000	1,495,000
Somerset County Gen. Oblig. Series 2009 C, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (a)	1,600,000	1,600,000
		31,610,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,250,000	$ 2,250,000
Tennessee - 0.9%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.17% 9/7/12, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		6,900,000
Texas - 10.0%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12323, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (a)(b)	8,450,000	8,450,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2001 A, 0.18% 9/4/12, VRDN (a)	8,300,000	8,300,000
Series 2010 D, 0.18% 9/4/12, VRDN (a)	25,900,000	25,900,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.19% 9/4/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	8,300,000	8,300,000
Texas Gen. Oblig. Participating VRDN:
Series MT 784, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series Putters 4264, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,000,000	15,000,000
		77,490,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Utah - 1.2%
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.2% 9/4/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 8,975,000	$ 8,975,000
Virginia - 0.7%
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.16% 9/7/12, VRDN (a)	5,500,000	5,500,000
Washington - 3.9%
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 4054, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,405,000	6,405,000
Series ROC II R 11891, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,960,000	3,960,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (a)	1,600,000	1,600,000
Participating VRDN Series Putters 4728, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (a)(b)	500,000	500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.17% 9/7/12, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.23% 9/4/12, LOC Bank of America NA, VRDN (a)	1,820,000	1,820,000
		30,300,000
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.16% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000,000	3,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		10,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (ProHealth Care, Inc. Proj.) Series 2008 A, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 7,575,000	$ 7,575,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 B, 0.18% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,645,000	1,645,000
		9,220,000
TOTAL VARIABLE RATE DEMAND NOTE		737,755,000
Other Municipal Debt - 0.2%

Texas - 0.2%
Houston Gen. Oblig. Series A, 0.27% 9/4/12, LOC Union Bank of California, CP	1,300,000	1,300,000
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $739,055,000)		739,055,000
NET OTHER ASSETS (LIABILITIES) - 4.1%		31,646,902
NET ASSETS - 100%		$ 770,701,902
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $739,055,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2012

1.805768.108

CCC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 4.3%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/4/12	0.18%	$ 579,000,000	$ 579,000,000
Treasury Debt - 19.6%

U.S. Treasury Obligations - 19.6%
U.S. Treasury Bills
9/6/12 to 7/25/13	0.13 to 0.20 (b)	2,053,180,000	2,052,494,076
U.S. Treasury Notes
10/15/12 to 6/15/13	0.13 to 0.24	594,000,000	596,715,572
TOTAL TREASURY DEBT			2,649,209,648
Government Agency Debt - 25.2%

Federal Agencies - 25.2%
Fannie Mae
10/30/12 to 4/9/13	0.15 to 0.21	629,200,000	629,670,514
Federal Farm Credit Bank
11/29/12	0.18 (c)	70,000,000	69,995,696
Federal Home Loan Bank
2/6/13	0.15	24,000,000	23,984,200
10/3/12 to 2/27/13	0.13 to 0.22 (c)	1,725,420,000	1,725,312,995
Freddie Mac
1/28/13	0.16	6,000,000	5,996,151
10/30/12 to 2/4/13	0.15 to 0.20 (c)	952,130,000	952,860,736
TOTAL GOVERNMENT AGENCY DEBT			3,407,820,292
Government Agency Repurchase Agreement - 42.7%
	Maturity Amount	Value
In a joint trading account at:
0.18% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	$ 3,589,356,786	$ 3,589,285,000
0.2% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	306,575,642	306,569,000
With:
Barclays Capital, Inc. at:
0.17%, dated 8/27/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $353,953,372, 3% - 6%, 3/1/22 - 8/1/42)	347,013,109	347,000,000
0.18%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $236,648,283, 2.5% - 6%, 1/1/21 - 9/1/42)	232,008,120	232,000,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $708,910,852, 3.5% - 6.5%, 4/15/18 - 5/15/53)	695,022,974	695,000,000
0.18%, dated 8/30/12 due 9/6/12 (Collateralized by U.S. Government Obligations valued at $489,607,275, 3.5% - 6%, 8/15/32 - 5/15/53)	480,016,800	480,000,000
UBS Securities LLC at 0.18%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $118,475,984, 3% - 4%, 4/1/27 - 9/20/41)	116,004,060	116,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		5,765,854,000
Treasury Repurchase Agreement - 4.4%

With:
BMO Capital Markets Corp. at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations valued at $370,181,964, 0.25% - 9.25%, 2/28/13 - 2/15/40)	362,007,240	362,000,000
Deutsche Bank Securities, Inc. at 0.15%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations valued at $236,646,986, 0.13% - 6.88%, 9/30/13 - 8/15/25)	232,006,767	232,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		594,000,000
Other Repurchase Agreement - 5.2%
	Maturity Amount	Value
Other Repurchase Agreement - 5.2%
With:
ING Financial Markets LLC at 0.33%, dated 8/16/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $18,905,137, 0.65% - 7.13%, 4/15/23 - 4/15/40)	$ 18,004,785	$ 18,000,000
Mizuho Securities USA, Inc. at 0.32%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $729,025,931)	675,024,000	675,000,000
TOTAL OTHER REPURCHASE AGREEMENT		693,000,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $13,688,883,940)		13,688,883,940
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(187,335,105)
NET ASSETS - 100%		$ 13,501,548,835
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $188,982,773. The principal amount of the outstanding reverse repurchase agreement is $189,000,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,589,285,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 2,156,561,967
Mizuho Securities USA, Inc.	892,724,230
RBS Securities, Inc.	539,998,803
$ 3,589,285,000
$306,569,000 due 9/04/12 at 0.20%
Barclays Capital, Inc.	$ 109,488,929
Merrill Lynch, Pierce, Fenner & Smith, Inc.	51,094,833
UBS Securities LLC	145,985,238
$ 306,569,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $13,688,883,940.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2012

1.805745.108

MCC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 98.5%
	Principal Amount	Value
Alabama - 4.1%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 7,015,000	$ 7,015,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.18% 9/4/12, VRDN (b)	2,950,000	2,950,000
Series 1995 C, 0.21% 9/4/12, VRDN (b)	20,000,000	20,000,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,700,000	9,700,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (b)(c)	2,500,000	2,500,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.19% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.22% 9/4/12, VRDN (b)(c)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.22% 9/4/12, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.22% 9/4/12, VRDN (b)(c)	81,255,000	81,255,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.22% 9/4/12, VRDN (b)(c)	25,790,000	25,790,000
		181,210,000
Alaska - 0.9%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 9/7/12 (ConocoPhillips Guaranteed), VRDN (b)	33,795,000	33,795,000
Series 1994 C, 0.23% 9/7/12 (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		38,795,000
Arizona - 0.5%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.22% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	3,100,325	3,100,325
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	$ 1,800,000	$ 1,800,000
(San Martin Apts. Proj.) Series A1, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,750,000	2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		22,260,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (b)	980,000	980,000
California - 6.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,035,000	2,035,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,030,000	12,030,000
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	25,100,000	25,100,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2003 M, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,020,000	3,020,000
Series 2005 D, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,950,000	2,950,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.21% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,700,000	2,700,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,100,000	7,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.32% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	$ 5,165,000	$ 5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.2% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,300,000	15,300,000
Series 2001 W2, 0.2% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	27,100,000	27,100,000
Series 2001 W3, 0.2% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	17,000,000	17,000,000
(The Crossings at Elk Grove Apts.) Series H, 0.2% 9/7/12, LOC Citibank NA, VRDN (b)(c)	7,650,000	7,650,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron USA, Inc. Proj.) Series 2002, 0.19% 9/4/12 (Chevron Corp. Guaranteed), VRDN (b)	16,845,000	16,845,000
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	4,400,000	4,400,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.2% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	10,115,000	10,115,000
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.2% 9/4/12, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.19% 9/4/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	17,217,000	17,217,000
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.2% 9/4/12, LOC Bank of America NA, VRDN (b)	5,500,000	5,500,000
Los Angeles Cmnty. College District Participating VRDN Series Floaters 56 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,800,000	4,800,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (b)(d)	21,530,000	21,530,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.22% 9/7/12, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	13,480,000	13,480,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.18% 9/4/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,200,000	5,200,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	16,000,000	16,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.26% 9/7/12, LOC Citibank NA, VRDN (b)(c)	$ 8,137,000	$ 8,137,000
San Diego Cmnty. College District Participating VRDN Series WF11 87C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	9,990,000	9,990,000
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 0.26% 9/7/12, LOC Citibank NA, VRDN (b)(c)	4,005,000	4,005,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.23% 9/7/12, LOC Citibank NA, VRDN (b)(c)	1,950,000	1,950,000
(Mission Creek Cmnty. Proj.) Series B, 0.26% 9/7/12, LOC Citibank NA, VRDN (b)(c)	6,590,000	6,590,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	10,993,250	10,993,250
		290,302,250
Colorado - 1.0%
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,465,000	12,465,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	14,795,000	14,795,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	12,500,000	12,500,000
Series ROC II R 11918, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,335,000	3,335,000
		43,095,000
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,735,000	7,735,000
Waterford Gen. Oblig. Participating VRDN Series Putters 4074, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,500,000	7,500,000
		15,235,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.35% 9/7/12, VRDN (b)	$ 6,300,000	$ 6,300,000
Series 1999 B, 0.49% 9/7/12, VRDN (b)(c)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.18% 9/4/12, LOC PNC Bank NA, VRDN (b)	8,775,000	8,775,000
		16,175,000
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 4026, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,200,000	5,200,000
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.18% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	38,325,000	38,325,000
(The Phillips Collection Issue Proj.) Series 2003, 0.43% 9/7/12, LOC Bank of America NA, VRDN (b)	2,630,000	2,630,000
		46,155,000
Florida - 9.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.21% 9/4/12, LOC Bank of America NA, VRDN (b)	4,580,000	4,580,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.19% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	27,565,000	27,565,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 9/7/12, LOC Bank of America NA, VRDN (b)(c)	2,150,000	2,150,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.19% 9/4/12, VRDN (b)	8,500,000	8,500,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.18% 9/4/12, VRDN (b)	20,750,000	20,750,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series Putters 4094, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,445,000	7,445,000
Series WF11 60 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	7,555,000	7,555,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (b)(c)	2,980,000	2,980,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	6,560,000	6,560,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.22% 9/7/12, LOC Citibank NA, VRDN (b)(c)	$ 13,330,000	$ 13,330,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.21% 9/4/12, LOC Bank of America NA, VRDN (b)	65,900,000	65,900,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 B, 0.15% 9/7/12, LOC PNC Bank NA, VRDN (b)	1,965,000	1,965,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.19% 9/4/12, VRDN (b)	49,000,000	49,000,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,595,000	11,595,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19% 9/4/12, VRDN (b)	16,160,000	16,160,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.19% 9/4/12, VRDN (b)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.24% 9/7/12, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.23% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	1,945,000	1,945,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.23% 9/7/12, LOC Northern Trust Co., VRDN (b)	3,250,000	3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.19% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,600,000	3,600,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	9,100,000	9,100,000
Series 2009 B, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	3,800,000	3,800,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19% 9/4/12, VRDN (b)	4,480,000	4,480,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.21% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	$ 5,685,000	$ 5,685,000
Tallahassee Energy Sys. Rev. Participating VRDN:
Series MS 3273 X, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	6,500,000	6,500,000
Series Putters 4114, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,340,000	5,340,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.2% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	2,800,000	2,800,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.21% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	8,800,000	8,800,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	5,200,000	5,200,000
		396,390,000
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.22% 9/4/12, VRDN (b)(c)	17,000,000	17,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.27% 9/4/12, VRDN (b)	18,890,000	18,890,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.26% 9/4/12, VRDN (b)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,190,000	8,190,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 95C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,790,000	4,790,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)	$ 2,000,000	$ 2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.58% 9/7/12, VRDN (b)(c)	1,100,000	1,100,000
		81,675,000
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,635,000	2,635,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 12325, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (b)(d)	25,305,000	25,305,000
		27,940,000
Idaho - 1.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	17,000,000	17,000,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,300,000	2,300,000
Series 2002 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,090,000	7,090,000
Series 2002 B1, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,160,000	6,160,000
Series 2002 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,480,000	7,480,000
Series 2003 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,810,000	5,810,000
Series C Class 1, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,820,000	7,820,000
Series C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	965,000	965,000
		54,625,000
Illinois - 6.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	1,315,000	1,315,000
Chicago Board of Ed.:
Series 2009 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	6,500,000	6,500,000
Series 2010 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	5,540,000	5,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.22% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 63,225,000	$ 63,225,000
Series 1998 B, 0.22% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	53,000,000	53,000,000
Chicago Wtr. Rev. Series 2004 A2, 0.19% 9/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,550,000	2,550,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,425,000	5,425,000
(Illinois College Proj.) 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,085,000	7,085,000
(Provena Health Proj.):
Series 2009 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000,000	7,000,000
Series 2010 C, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	3,200,000	3,200,000
Series 2010 D, 0.18% 9/7/12, LOC Union Bank of California, VRDN (b)	11,165,000	11,165,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.19% 9/7/12, LOC Northern Trust Co., VRDN (b)	2,500,000	2,500,000
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
Participating VRDN Series WF 12 2C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	9,075,000	9,075,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.2% 9/4/12, VRDN (b)(c)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	13,500,000	13,500,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	8,300,000	8,300,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	26,000,000	26,000,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	19,585,000	19,585,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	15,265,000	15,265,000
		272,930,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Indiana - 1.6%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.):
Series 2009 C, 0.14% 9/7/12, LOC PNC Bank NA, VRDN (b)	$ 28,575,000	$ 28,575,000
Series 2009 D, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	17,095,000	17,095,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.23% 9/4/12, LOC Comerica Bank, VRDN (b)	24,650,000	24,650,000
		70,320,000
Iowa - 0.6%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	3,600,000	3,600,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.21% 9/7/12, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.2% 9/4/12, LOC Northern Trust Co., VRDN (b)	10,490,000	10,490,000
		26,090,000
Kansas - 1.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,000,000	14,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	9,430,000	9,430,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	22,535,000	22,535,000
		52,865,000
Kentucky - 1.6%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.19% 9/7/12, VRDN (b)(c)	3,775,000	3,775,000
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.15% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	$ 10,000,000	$ 10,000,000
Series 2006 B, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	3,000,000	3,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.24% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Louisville & Jefferson County Series 2011 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	8,400,000	8,400,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.22% 9/4/12 (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	31,200,000	31,200,000
		69,925,000
Louisiana - 4.3%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.19% 9/4/12, VRDN (b)	13,900,000	13,900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	20,430,000	20,430,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,265,000	3,265,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.19% 9/7/12, VRDN (b)(c)	3,000,000	3,000,000
Series 2008 A, 0.19% 9/4/12, VRDN (b)	55,200,000	55,200,000
Series 2010, 0.17% 9/7/12, VRDN (b)	27,050,000	27,050,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.2% 9/4/12, VRDN (b)(c)	28,000,000	28,000,000
Series 1992 B, 0.19% 9/4/12, VRDN (b)	8,850,000	8,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.: - continued
(Shell Oil Co.-Norco Proj.) Series 1993, 0.2% 9/4/12, VRDN (b)(c)	$ 22,000,000	$ 22,000,000
St. James Parish Gen. Oblig. Series 2011, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	5,000,000	5,000,000
		186,695,000
Maine - 0.1%
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.2% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	5,000,000	5,000,000
Maryland - 0.6%
Maryland Gen. Oblig. Participating VRDN Series Putters 4050, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,605,000	4,605,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series RBC O 29, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,505,000	4,505,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. Series 2004 D, 0.17% 9/7/12, LOC TD Banknorth, NA, VRDN (b)(c)	12,390,000	12,390,000
		24,500,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	2,000,000	2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	4,035,000	4,035,000
		6,035,000
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.16% 9/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	16,935,000	16,935,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	12,455,000	12,455,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 10,000,000	$ 10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Majestic Ind., Inc. Proj.) 0.27% 9/7/12, LOC Comerica Bank, VRDN (b)(c)	1,200,000	1,200,000
Wayne County Arpt. Auth. Rev. 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)(c)	12,000,000	12,000,000
		52,590,000
Minnesota - 0.6%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	4,425,000	4,425,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	9,415,000	9,415,000
Minnesota Office of Higher Ed. Series 2008 B, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	10,300,000	10,300,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	1,850,000	1,850,000
		27,390,000
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.2% 9/4/12, VRDN (b)(c)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.17% 9/4/12, VRDN (b)	6,400,000	6,400,000
		24,500,000
Missouri - 0.6%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.22% 9/4/12, VRDN (b)	5,860,000	5,860,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,005,000	7,005,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
Series 2011 B, 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	$ 4,685,000	$ 4,685,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Proj.) Series 2010 E, 0.18% 9/4/12, LOC PNC Bank NA, VRDN (b)	6,725,000	6,725,000
		25,575,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.21% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,770,000	2,770,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.19% 9/7/12, LOC Union Bank of California, VRDN (b)(c)	5,100,000	5,100,000
		7,870,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/7/12, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.17% 9/7/12 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		14,000,000
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D1, 0.19% 9/7/12, LOC Citibank NA, VRDN (b)	10,020,000	10,020,000
Series 2011 B1, 0.21% 9/7/12, LOC Citibank NA, VRDN (b)(c)	11,300,000	11,300,000
Series 2011 B2, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (b)(c)	7,200,000	7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.23% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,800,000	2,800,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.17% 9/7/12, LOC Union Bank of California, VRDN (b)	11,500,000	11,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Gen. Oblig. Series 2006 C, 0.2% 9/4/12, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 18,000,000	$ 18,000,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.18% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	16,095,000	16,095,000
		76,915,000
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2008, 0.2% 9/7/12, LOC RBS Citizens NA, VRDN (b)(c)	7,000,000	7,000,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.38% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.2% 9/7/12, LOC Royal Bank of Canada, VRDN (b)(c)	3,742,000	3,742,000
		15,667,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (b)(c)	2,500,000	2,500,000
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,380,000	24,380,000
New York - 11.2%
New York City Gen. Oblig.:
Participating VRDN Series Putters 4075, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,700,000	5,700,000
Series 2006 E2, 0.2% 9/4/12, LOC Bank of America NA, VRDN (b)	19,945,000	19,945,000
Series 2008 J4, 0.2% 9/4/12 (Liquidity Facility Bank of America NA), VRDN (b)	13,800,000	13,800,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.19% 9/7/12, LOC Citibank NA, VRDN (b)(c)	3,300,000	3,300,000
(Granite Terrace Apts.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (b)(c)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	8,000,000	8,000,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	40,000,000	40,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Rivereast Apts. Proj.) Series A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(c)	$ 25,850,000	$ 25,850,000
(West 43rd Street Proj.) Series 1999 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175,000	7,175,000
Series 2006 AA1, 0.18% 9/4/12 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	37,415,000	37,415,000
Series 2008 B3, 0.2% 9/4/12 (Liquidity Facility Bank of America NA), VRDN (b)	15,100,000	15,100,000
Series 2011 DD-3B, 0.21% 9/4/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	9,100,000	9,100,000
Series 2012 B2, 0.21% 9/4/12 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	51,785,000	51,785,000
Series FF, 0.2% 9/4/12 (Liquidity Facility Bank of America NA), VRDN (b)	46,250,000	46,250,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11903, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,560,000	2,560,000
Series 2003 C1, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,605,000	8,605,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	9,010,000	9,010,000
New York Dorm. Auth. Revs.:
(Pratt Institute Proj.) Series 2009 A, 0.16% 9/7/12, LOC TD Banknorth, NA, VRDN (b)	8,900,000	8,900,000
Participating VRDN:
Series EGL 07 0002, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Series 2001 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Parkledge Apts. Hsg. Proj.) Series A, 0.25% 9/7/12, LOC Freddie Mac, VRDN (b)(c)	$ 8,700,000	$ 8,700,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	8,700,000	8,700,000
Series 2004 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	28,800,000	28,800,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	10,200,000	10,200,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.19% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)(c)	19,000,000	19,000,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 4253, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	48,580,000	48,580,000
Series 2005 A1, 0.2% 9/4/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	8,300,000	8,300,000
		492,475,000
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series Putters 4216, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,575,000	6,575,000
Series Putters 4217, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	18,000,000	18,000,000
		24,575,000
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2005 D, 0.18% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,745,000	9,745,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31% 9/4/12, VRDN (b)(c)	4,000,000	4,000,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	25,800,000	25,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series RBC O 39, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (b)(d)	$ 3,365,000	$ 3,365,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.23% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	2,250,000	2,250,000
		45,160,000
Ohio - 0.7%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.22% 9/4/12, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.39% 9/7/12, VRDN (b)	5,000,000	5,000,000
Series B, 0.35% 9/7/12, VRDN (b)	2,000,000	2,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.24% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,700,000	1,700,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	4,100,000	4,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.26% 9/7/12 (Liquidity Facility Citibank NA), VRDN (b)(c)	16,000,000	16,000,000
		32,800,000
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Oklahoma St. Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 11985 1 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
		11,000,000
Oregon - 2.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 9/4/12, LOC Bank of Scotland PLC, VRDN (b)	113,185,000	113,185,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.23% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,905,000	5,905,000
		120,490,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 2.8%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	$ 8,545,000	$ 8,545,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.23% 9/7/12, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.19% 9/4/12, LOC Citibank NA, VRDN (b)	82,330,000	82,330,000
Chester County Intermediate Unit Rev. Series 2003, 0.18% 9/7/12, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.26% 9/4/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,950,000	2,950,000
Series 2008, 0.26% 9/4/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,890,000	4,890,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	8,595,000	8,595,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.34% 9/7/12, LOC PNC Bank NA, VRDN (b)(c)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.18% 9/7/12, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.18% 9/4/12, LOC PNC Bank NA, VRDN (b)	5,015,000	5,015,000
Somerset County Gen. Oblig. Series 2009 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	2,440,000	2,440,000
		124,550,000
South Carolina - 0.9%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.21% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)	14,000,000	14,000,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.26% 9/7/12, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.31% 9/4/12, VRDN (b)(c)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.2% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	6,855,000	6,855,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.: - continued
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.2% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 5,465,000	$ 5,465,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Putters 4226, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,150,000	2,150,000
		39,470,000
Tennessee - 4.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	10,040,000	10,040,000
Series 2003, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	21,130,000	21,130,000
Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	16,300,000	16,300,000
Series 2005, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	2,860,000	2,860,000
Series 2008, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	20,430,000	20,430,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.3% 9/7/12, LOC Bank of America NA, VRDN (b)	11,695,000	11,695,000
Series 2002, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	31,670,000	31,670,000
Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	26,600,000	26,600,000
Series 2006, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	36,055,000	36,055,000
		178,225,000
Texas - 16.5%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700,000	4,700,000
Series 2005 4, 0.2% 9/7/12, LOC Royal Bank of Canada New York Branch, VRDN (b)(c)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 5,555,000	$ 5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.2% 9/4/12, LOC Citibank NA, VRDN (b)(c)	22,000,000	22,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.2% 9/4/12, LOC Citibank NA, VRDN (b)(c)	44,630,000	44,630,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.25% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	6,350,000	6,350,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.21% 9/7/12, LOC Citibank NA, VRDN (b)(c)	13,765,000	13,765,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.18% 9/4/12, VRDN (b)(c)	25,550,000	25,550,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	8,000,000	8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	10,250,000	10,250,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2000, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	24,200,000	24,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.19% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	5,600,000	5,600,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 0.19% 9/4/12, VRDN (b)	$ 3,900,000	$ 3,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 9/4/12, VRDN (b)(c)	124,700,000	124,700,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,000,000	4,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 A, 0.17% 9/4/12, VRDN (b)	8,800,000	8,800,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,400,000	3,400,000
Series ROC II R 12323, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (b)(d)	10,000,000	10,000,000
Series ROC II R 12324, 0.19% 9/4/12 (Liquidity Facility Citibank NA) (b)(d)	28,940,000	28,940,000
Irving Independent School District Participating VRDN Series PT 3954, 0.16% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	8,900,000	8,900,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	17,740,000	17,740,000
Series 2001 B2, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	11,780,000	11,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.24% 9/7/12, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.18% 9/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	5,000,000	5,000,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.):
Series 2004, 0.2% 9/7/12, VRDN (b)(c)	13,840,000	13,840,000
Series 2010 B, 0.18% 9/4/12, VRDN (b)	36,560,000	36,560,000
Series 2010 D, 0.18% 9/4/12, VRDN (b)	5,300,000	5,300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 0.19% 9/7/12, VRDN (b)(c)	8,000,000	8,000,000
Series 2012, 0.19% 9/7/12 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
0.19% 9/4/12, VRDN (b)	12,085,000	12,085,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 1,600,000	$ 1,600,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,890,000	2,890,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	12,000,000	12,000,000
Participating VRDN Series Putters 4264, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	160,000,000	160,000,000
		723,465,000
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,105,000	6,105,000
Series 2002 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,845,000	4,845,000
Series 2005 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,805,000	5,805,000
Series 2005 F, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,810,000	6,810,000
Series 2005 H, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,520,000	4,520,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,635,000	4,635,000
Utah Transit Auth. Sales Tax Rev. Series 2011 B, 0.2% 9/4/12, LOC Bank of America NA, VRDN (b)	12,160,000	12,160,000
		52,180,000
Virginia - 2.1%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.22% 9/4/12, LOC Bank of America NA, VRDN (b)	19,800,000	19,800,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.26% 9/4/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,700,000	8,700,000
Series 1994 B, 0.26% 9/4/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,000,000	9,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1995, 0.21% 9/4/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	$ 7,500,000	$ 7,500,000
Series 1996 A, 0.21% 9/4/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.21% 9/4/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.37% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,300,000	1,300,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Putters 4053, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,000,000	7,000,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 C, 0.2% 9/4/12, LOC Branch Banking & Trust Co., VRDN (b)	13,225,000	13,225,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
		90,625,000
Washington - 1.4%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,200,000	2,200,000
Port of Seattle Rev. Participating VRDN Series O 16, 0.2% 9/7/12 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,285,000	5,285,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.24% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	17,895,000	17,895,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (b)	6,600,000	6,600,000
Participating VRDN Series Putters 4728, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	2,100,000	2,100,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(c)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	6,800,000	6,800,000
(Horizon House Proj.) Series 2005, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,785,000	4,785,000
		63,305,000
Variable Rate Demand Note - continued
	Principal Amount	Value
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.18% 9/7/12, LOC Union Bank of California, VRDN (b)(c)	$ 3,615,000	$ 3,615,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	12,700,000	12,700,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.19% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	4,500,000	4,500,000
Series 2009 B, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,600,000	4,600,000
		25,415,000
Wisconsin - 1.4%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.19% 9/4/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,030,000	5,030,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	11,370,000	11,370,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.2% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	22,380,000	22,380,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.22% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,190,000	6,190,000
		62,970,000
Wyoming - 0.7%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev. (Exxon Co. Proj.) Series 1984 B, 0.19% 9/4/12, VRDN (b)	3,600,000	3,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - continued
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	$ 11,500,000	$ 11,500,000
Series 1987 B, 0.18% 9/4/12 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	11,000,000	11,000,000
		29,600,000
TOTAL VARIABLE RATE DEMAND NOTE		4,316,889,575
Other Municipal Debt - 0.6%

District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2004 D, 5.25% 10/1/12 (c)	4,000,000	4,016,400
Massachusetts - 0.1%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.8% tender 9/4/12, CP mode	5,800,000	5,800,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 9/4/12, CP mode (c)	10,700,000	10,700,000
Texas - 0.1%
Houston Gen. Oblig. Series A, 0.27% 9/4/12, LOC Union Bank of California, CP	4,400,000	4,400,000
TOTAL OTHER MUNICIPAL DEBT		24,916,400
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,341,805,975)		4,341,805,975
NET OTHER ASSETS (LIABILITIES) - 0.9%		40,222,238
NET ASSETS - 100%		$ 4,382,028,213
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $4,341,805,975.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2012

1.805760.108

TCC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 4.6%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/4/12	0.18%	$ 1,921,000,000	$ 1,921,000,000
Treasury Debt - 16.0%

U.S. Treasury Obligations - 16.0%
U.S. Treasury Bills
9/6/12 to 7/25/13	0.13 to 0.20 (c)	5,282,500,000	5,280,739,620
U.S. Treasury Notes
10/15/12 to 5/31/13	0.13 to 0.23	1,472,000,000	1,478,781,744
TOTAL TREASURY DEBT			6,759,521,364
Government Agency Debt - 27.2%

Federal Agencies - 27.2%
Fannie Mae
10/30/12 to 4/9/13	0.15 to 0.21	2,866,189,000	2,868,957,309
Federal Farm Credit Bank
11/29/12 to 2/15/13	0.18 to 0.20 (d)	151,100,000	151,088,731
Federal Home Loan Bank
2/6/13	0.15	76,000,000	75,949,967
10/3/12 to 2/27/13	0.13 to 0.22 (d)	4,110,864,000	4,110,903,068
Freddie Mac
1/28/13	0.16	19,000,000	18,987,811
10/25/12 to 2/4/13	0.15 to 0.20 (d)	4,299,951,000	4,303,909,408
TOTAL GOVERNMENT AGENCY DEBT			11,529,796,294
Other Instrument - 4.5%

Time Deposits - 4.5%
Citibank NA
9/4/12	0.17	1,910,000,000	1,910,000,000
Interfund Loans - 0.0%
	Principal Amount	Value
With Fidelity Japan Smaller Companies Fund at 0.41% due 9/4/12 (b)	$ 5,129,000	$ 5,129,000
Government Agency Repurchase Agreement - 31.2%
	Maturity Amount
In a joint trading account at:
0.18% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	$ 6,617,288,343	6,617,156,000
0.2% dated:
8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	400,008,845	400,000,000
8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	24,640,534	24,640,000
With:
Barclays Capital, Inc. at:
0.17%, dated 8/27/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $1,176,104,430, 2.5% - 11%, 10/1/12 - 12/1/48)	1,153,043,558	1,153,000,000
0.18%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $783,387,418, 2.5% - 8%, 6/1/18 - 8/1/42)	768,026,880	768,000,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $2,351,134,579, 2.25% - 7.5%, 9/15/18 - 6/15/53)	2,305,076,193	2,305,000,000
0.18%, dated 8/30/12 due 9/6/12 (Collateralized by U.S. Government Obligations valued at $1,550,411,889, 2.27% - 6.5%, 12/15/19 - 9/15/52)	1,520,053,200	1,520,000,000
UBS Securities LLC at 0.18%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $391,966,936, 2.5% - 6%, 1/15/25 - 7/20/42)	384,013,440	384,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		13,171,796,000
Treasury Repurchase Agreement - 15.6%
	Maturity Amount	Value
In a joint trading account at:
0.18% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations) #	$ 4,692,949,811	$ 4,692,855,000
0.19% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations) #	13,831,289	13,831,000
With:
BMO Capital Markets Corp. at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations valued at $1,166,138,363, 0.13% - 8.88%, 1/31/13 - 9/30/18)	1,138,022,760	1,138,000,000
Deutsche Bank Securities, Inc. at 0.15%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Treasury Obligations valued at $783,611,321, 0% - 11.25%, 11/30/12 - 5/15/40)	768,022,400	768,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		6,612,686,000
Other Repurchase Agreement - 1.7%

Other Repurchase Agreement - 1.7%
With:
ING Financial Markets LLC at 0.33%, dated 8/16/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $59,790,117, 4.5% - 7.13%, 8/15/15 - 5/1/40)	57,015,153	57,000,000
Mizuho Securities USA, Inc. at:
0.28%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $669,152,411, 0% - 9.21%, 9/4/12 - 5/15/43)	650,020,222	650,000,000
0.32%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $31,321,116)	29,001,031	29,000,000
TOTAL OTHER REPURCHASE AGREEMENT		736,000,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $42,645,928,658)		42,645,928,658
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(350,537,005)
NET ASSETS - 100%		$ 42,295,391,653
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $360,966,977. The principal amount of the outstanding reverse repurchase agreement is $361,000,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,692,855,000 due 9/04/12 at 0.18%
Barclays Capital, Inc.	$ 245,282,684
Citibank NA	613,206,709
Commerz Markets LLC	613,206,709
HSBC Securities (USA), Inc.	1,839,620,127
J.P. Morgan Securities, Inc.	306,603,354
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,074,935,417
$ 4,692,855,000
$6,617,156,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 3,975,807,705
Mizuho Securities USA, Inc.	1,645,813,997
RBS Securities, Inc.	995,534,298
$ 6,617,156,000
$13,831,000 due 9/04/12 at 0.19%
Barclays Capital, Inc.	$ 3,836,812
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,780,982
UBS Securities LLC	7,213,206
$ 13,831,000
Repurchase Agreement / Counterparty	Value
$400,000,000 due 9/04/12 at 0.20%
BNP Paribas Securities Corp.	$ 14,659,007
Bank of America NA	87,954,042
Barclays Capital, Inc.	117,019,314
Citibank NA	22,746,735
Credit Agricole CIB New York Branch	20,219,320
Deutsche Bank Securities, Inc.	6,571,279
HSBC Securities (USA), Inc.	5,054,830
ING Financial Markets LLC	10,615,143
J.P. Morgan Securities, Inc.	14,507,362
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,624,023
Morgan Stanley & Co., Inc.	3,538,381
RBC Capital Markets Corp.	2,707,246
RBS Securities, Inc.	32,828,229
Societe Generale	5,054,830
UBS Securities LLC	5,054,830
Wells Fargo Securities LLC	31,845,429
$ 400,000,000
Repurchase Agreement / Counterparty	Value
$24,640,000 due 9/04/12 at 0.20%
Barclays Capital, Inc.	$ 8,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,106,667
UBS Securities LLC	11,733,333
$ 24,640,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $42,645,928,658.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012